MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 130,160	$ 136,752
Proceeds from sales of available-for sale marketable securities			$ 3,036
Realized losses			$ 1